Equity Investment (Details Textual) (USD $)	9 Months Ended
	Mar. 31, 2014	Jan. 16, 2013
Equity Method Investment
Equity method investment, ownership percentage	0.00%
360 Market
Equity Method Investment
Equity method investment, ownership percentage		37.50%
Equity method investment, historical cost		$ 0
Equity Method Investment, Unrealized Intercompany Profit (Loss) Not Eliminated, Amount	$ 37,500